Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC, we are providing the following disclosures regarding the relationship between executive compensation for our principal executive officer (“PEO”) and the other named executive officers (the "Non-PEO NEOs") and the Company's performance for the fiscal years listed below. The Compensation and Human Capital Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment based on:(4)		Net Income	Adjusted Operating Income(5)
					TSR	Peer Group TSR
	($)	($)	($)	($)	($)	($)	($ Millions)	($ Millions)
2022	5,268,403	133,509	1,398,731	449,648	67.09	90.20	(13.2)	175.8
2021	7,276,781	7,422,848	2,214,526	2,238,161	94.86	117.00	101.9	227.9
2020	4,456,783	745,206	1,795,952	733,994	94.13	104.39	62	160.5

(1)
Boris Elisman was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2021	2020
Deborah A. O'Connor
Neal V. Fenwick	Neal V. Fenwick	Neal V. Fenwick
Thomas W. Tedford	Thomas W. Tedford	Thomas W. Tedford
Cezary Monko	Cezary Monko	Cezary Monko
Patrick H. Buchenroth	Patrick H. Buchenroth	Patrick H. Buchenroth

(2)
The amounts shown for Compensation Actually Paid have been calculated as required by and in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned, realized, or received by the Company’s NEOs.
(3)
Compensation Actually Paid reflects total compensation as disclosed in the Summary Compensation Table as adjusted to exclude and include certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO	Exclusion of Change in Pension Value for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Pension Service Cost for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
	($)	($)	($)	($)	($)	($)
2022	5,268,403	—	(3,989,917)	—	(1,144,977)	133,509
2021	7,276,781	—	(5,050,656)	—	5,196,723	7,422,848
2020	4,456,783	(20,000)	(3,084,313)	—	(607,264)	745,206

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Pension Service Cost for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)	($)	($)
2022	1,398,731	—	(753,440)	787	(196,430)	449,648
2021	2,214,526	—	(1,195,532)	1,054	1,218,113	2,238,161
2020	1,795,952	(311,413)	(739,983)	833	(11,395)	733,994

The amounts in the Inclusion of Equity Values columns in the tables immediately above were calculated as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO
	($)	($)	($)	($)	($)
2022	882,835	(1,888,385)	(139,427)	-	(1,144,977)
2021	5,245,939	(43,309)	(5,907)	-	5,196,723
2020	1,320,513	(1,765,969)	(161,808)	-	(607,264)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)
2022	216,697	(353,134)	(18,404)	(41,589)	(196,430)
2021	1,233,018	(13,060)	(1,845)	-	1,218,113
2020	399,768	(360,332)	(50,831)	-	(11,395)

(4)
The Peer Group TSR utilizes the S&P Office Services and Supplies (SuperCap1500), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019 through the end of the listed year in the Company and in the S&P Office Services and Supplies (SuperCap1500), respectively. All dollar values assume reinvestment of dividends paid by the Company and by companies, where applicable, included in the S&P Office Services and Supplies (SuperCap1500). Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Adjusted Operating Income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Adjusted Operating Income, which is a non-GAAP financial measure, represents operating income (loss) before taxes, as reported in accordance with GAAP in the Company's audited financial statements for the relevant year, adjusted to exclude certain one-time and non-comparable items primarily associated with restructuring and goodwill impairment charges, the amortization of intangibles, the change in fair value of contingent consideration, transaction and integration expenses associated with material acquisitions, and non-recurring items in interest expense or other income/expense such as expenses associated with debt refinancing.

Named Executive Officers, Footnote [Text Block]
(1)
Boris Elisman was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2021	2020
Deborah A. O'Connor
Neal V. Fenwick	Neal V. Fenwick	Neal V. Fenwick
Thomas W. Tedford	Thomas W. Tedford	Thomas W. Tedford
Cezary Monko	Cezary Monko	Cezary Monko
Patrick H. Buchenroth	Patrick H. Buchenroth	Patrick H. Buchenroth

PEO Total Compensation Amount	$ 5,268,403	$ 7,276,781	$ 4,456,783
PEO Actually Paid Compensation Amount	$ 133,509	7,422,848	745,206
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Summary Compensation Table Total for PEO	Exclusion of Change in Pension Value for PEO	Exclusion of Stock Awards and Option Awards for PEO	Inclusion of Pension Service Cost for PEO	Inclusion of Equity Values for PEO	Compensation Actually Paid to PEO
	($)	($)	($)	($)	($)	($)
2022	5,268,403	—	(3,989,917)	—	(1,144,977)	133,509
2021	7,276,781	—	(5,050,656)	—	5,196,723	7,422,848
2020	4,456,783	(20,000)	(3,084,313)	—	(607,264)	745,206

Non-PEO NEO Average Total Compensation Amount	$ 1,398,731	2,214,526	1,795,952
Non-PEO NEO Average Compensation Actually Paid Amount	$ 449,648	2,238,161	733,994
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Change in Pension Value for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Pension Service Cost for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
	($)	($)	($)	($)	($)	($)
2022	1,398,731	—	(753,440)	787	(196,430)	449,648
2021	2,214,526	—	(1,195,532)	1,054	1,218,113	2,238,161
2020	1,795,952	(311,413)	(739,983)	833	(11,395)	733,994

Equity Valuation Assumption Difference, Footnote [Text Block]

The amounts in the Inclusion of Equity Values columns in the tables immediately above were calculated as follows:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO	Total - Inclusion of Equity Values for PEO
	($)	($)	($)	($)	($)
2022	882,835	(1,888,385)	(139,427)	-	(1,144,977)
2021	5,245,939	(43,309)	(5,907)	-	5,196,723
2020	1,320,513	(1,765,969)	(161,808)	-	(607,264)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
	($)	($)	($)	($)	($)
2022	216,697	(353,134)	(18,404)	(41,589)	(196,430)
2021	1,233,018	(13,060)	(1,845)	-	1,218,113
2020	399,768	(360,332)	(50,831)	-	(11,395)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Company TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Average Non-PEO NEO Compensation Actually Paid and Adjusted Operating Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our Adjusted Operating Income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P Office Services and Supplies (SuperCap1500) over the same period.

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and non-PEO NEOs for 2022 to Company performance. The measures in this table are not ranked.

Adjusted EPS
Adjusted Operating Income
Net Sales

Total Shareholder Return Amount	$ 67.09	94.86	94.13
Peer Group Total Shareholder Return Amount	90.20	117.00	104.39
Net Income (Loss)	$ (13,200,000)	$ 101,900,000	$ 62,000,000
Company Selected Measure Amount	175,800,000	227,900,000	160,500,000
PEO Name	Boris Elisman	Boris Elisman	Boris Elisman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,144,977)	$ 5,196,723	$ (607,264)
PEO [Member] | Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,268,403	7,276,781	4,456,783
PEO [Member] | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(20,000)
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,989,917)	(5,050,656)	(3,084,313)
PEO [Member] | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,144,977)	5,196,723	(607,264)
PEO [Member] | Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	133,509	7,422,848	745,206
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	882,835	5,245,939	1,320,513
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,888,385)	(43,309)	(1,765,969)
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(139,427)	(5,907)	(161,808)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(196,430)	1,218,113	(11,395)
Non-PEO NEO [Member] | Average Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,398,731	2,214,526	1,795,952
Non-PEO NEO [Member] | Average Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(311,413)
Non-PEO NEO [Member] | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(753,440)	(1,195,532)	(739,983)
Non-PEO NEO [Member] | Average Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	787	1,054	833
Non-PEO NEO [Member] | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(196,430)	1,218,113	(11,395)
Non-PEO NEO [Member] | Average Compensation Actually Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	449,648	2,238,161	733,994
Non-PEO NEO [Member] | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	216,697	1,233,018	399,768
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(353,134)	(13,060)	(360,332)
Non-PEO NEO [Member] | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,404)	(1,845)	(50,831)
Non-PEO NEO [Member] | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (41,589)